Equity - Schedule of allotted and fully paid share capital (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Number of shares (in shares)	2,432	2,432	2,432
Nominal value	$ 887	$ 887	$ 887
Share capital
Disclosure of reserves within equity [line items]
Shares cancelled (number)	0	0
Shares cancelled	$ 0	$ 0